ORGANIZATION	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1. ORGANIZATION

The Merk Gold Trust (the “Trust ”) is an investment trust formed on May 6, 2014 under New York law pursuant to a depository trust agreement. After consideration of Financial Accounting Standards Topic 946, Merk Investments LLC (the “Sponsor ”) has concluded the Trust meets the fundamental characteristics of an investment company. In addition, while the Trust does not currently possess all of the typical characteristics of an investment company, it believes its activities are consistent with those of an investment company and will therefore apply the guidance in Financial Accounting Standards Topic 946, including disclosure of the financial support contractually required to be provided by an investment company to any of its investees. The Sponsor is responsible for, among other things, overseeing the performance of The Bank of New York Mellon (the “Trustee ”) and the Trust ’s principal service providers, including the preparation of financial statements. The Trustee is responsible for the day-to-day administration of the Trust.

Virtu Financial, also known as the Lead Market Maker, was the Initial Purchaser and contributed 1,000 ounces of Gold in exchange for 100,000 shares on May 6, 2014. At contribution, the value of the gold deposited with the Trust was based on the price of an ounce of Gold of $1,306.25. The Initial Purchaser is not affiliated with the Sponsor or the Trustee.

The Trust ’s primary objective is to provide investors with an opportunity to invest in gold through the shares and be able to take delivery of physical gold bullion and gold coins (physical gold) in exchange for their shares. The Trust ’s secondary objective is for the shares to reflect the performance of the price of gold less the expenses of the Trust ’s operations. The Trust is not actively managed.

These financial statements should be read in conjunction with the financial statements and notes thereto included in the Trust ’s Annual Report on Form 10-K for the fiscal year end January 31, 2015.

1. ORGANIZATION

The Merk Gold Trust (the “Trust”) is an investment trust formed on May 6, 2014 under New York law pursuant to a depository trust agreement. After consideration of Financial Accounting Standards Topic 946, Merk Investments LLC (the “Sponsor”) has concluded the Trust meets the fundamental characteristics of an investment company. In addition, while the Trust does not currently possess all of the typical characteristics of an investment company, it believes its activities are consistent with those of an investment company and will therefore apply the guidance in Financial Accounting Standards Topic 946, including disclosure of the financial support contractually required to be provided by an investment company to any of its investees. The Sponsor is responsible for, among other things, overseeing the performance of The Bank of New York Mellon (the “Trustee”) and the Trust’s principal service providers, including the preparation of financial statements. The Trustee is responsible for the day-to-day administration of the Trust.

Virtu Financial, also known as the Lead Market Maker, was the Initial Purchaser and contributed 1,000 ounces of Gold in exchange for 100,000 shares on May 6, 2014. At contribution, the value of the gold deposited with the Trust was based on the price of an ounce of Gold of $1,306.25. The Initial Purchaser is not affiliated with the Sponsor or the Trustee.

The Trust’s primary objective is to provide investors with an opportunity to invest in gold through the shares and be able to take delivery of physical gold bullion and gold coins (physical gold) in exchange for their shares. The Trust’s secondary objective is for the shares to reflect the performance of the price of gold less the expenses of the Trust’s operations. The Trust is not actively managed.

The fiscal year end of the Trust is January 31st.